Basis of Preparation of Consolidated Financial Statements (Details) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Basis of Preparation of Financial Statements Text Block [Abstract]
Profit		$ 3,900,000	$ 27,200,000	$ 25,600,000	$ 2,500,000
Generated positive (negative) cash flows		23,400,000	44,100,000	29,000,000	17,100,000
Cash and cash equivalents		1,000,000	900,000	1,400,000	20,900,000
Current liability		177,321,777	171,739,579	182,781,617			$ 94,800,000
Current assets		$ 289,616,665	$ 265,445,772	$ 283,342,631		$ 131,835,583	$ 131,800,000
Issued bond amount	$ 200,000,000
Face value	$ 1					1
Issue price per share (in Dollars per share)	$ 0.95
Interest per annum	8.50%
Borrowing rate							9.50%	9.50%
Principal and accrued interest					$ 8,800,000		$ 3,700,000
Amendment fee						136,000
Net loss						$ 104,689,000